EQUITY	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
EQUITY

9.	EQUITY

Before the Business Combination, SEJO was the holding company of Codere Online Business with €60 thousand share capital. On June 4, 2021, the Company was created as described in Note 1 with an initial share capital amounting to €30 thousand divided into 30 thousand ordinary shares with a nominal value of one euro each (€1), all of which are fully paid up. As of December 31, 2021, the share capital of the Company amounted to €45,121,956 divided into 45,121,956 shares as a result of the capital increases in connection with the Business Combination. These 2021 capital increases correspond to the steps mentioned above in Note 1:

●	Exchange: the transfer of SEJO to the Company, in exchange for 29,970,000 of additional newly issued ordinary shares of the Company, which were subscribed for by CNEW.

●	Merger: the contribution of all shares of DD3 Class A Common Stock issued and outstanding immediately prior to the merger to the Company in exchange for 15,121,956 ordinary shares of the Company.

On January 24 and March 29, 2023, the Board of Directors approved the creation and issuance of 99,664 and 76,280 new shares with a nominal value of one euro each (€1), all fully paid up by the capitalization of part of the available reserve of the company. This issuance was made in accordance with the terms of the invitation letter signed by the subscribers of the management incentive plan. Refer to Note 17 for further details of these plans.

See the table below for a summary of ownership of the Company’s outstanding ordinary shares as of December 31, 2023:

	Shares	Percentage
Ordinary shares held by CNEW	30,000,000	66.2%
Other shareholders	15,297,900	33.8%
Ordinary shares outstanding	45,297,900	100%

The 2021 movement in Net Company Investment represents:

i)	Pursuant to the Business Combination Agreement, prior to the effective time of the Merger, CNEW and SEJO capitalized all outstanding liabilities of SEJO and its subsidiaries due to CNEW or any of its subsidiaries so that at the time of the Merger neither SEJO nor any of its subsidiaries had any liability outstanding. During 2021, the following liability conversion into equity took place amounting to €55.3 million:

●	Codere España S.A. and SEJO for €28.1 million (€27.8 million correspond to the borrowings and €0.3 million correspond to the trade payables).

●	CNEW and SEJO for €13.9 million (€9.3 million correspond to the borrowings and €4.6 million correspond to the trade payables).

●	Codere Scommesse S.R.L. and Codere Italy S.A.U. for €1.0 million correspond to the borrowings.

●	Latam companies for €2.8 million correspond to the trade payables.

●	Codere Online Management Services LTD and related parties of Codere Group for €4.8 million correspond to the trade payables.

The Net Company Investment also includes the listing costs supported by CNEW as explained in Note 2 as the Company contribution for €4.6 million in the consolidated carve-out financial statements.

ii)	The impacts of the SEJO contribution.

The SEJO contribution to The Company made by CNEW as of November 29, 2021 as part of the Business Combination has been registered based on the consolidated accounting balances of SEJO sub-consolidated balance sheet as of the date of the transaction, as it is considered to be a reorganization under common control. For the purposes of the equity movements presented in the consolidated carve-out financial statements, as the historical values of SEJO were already presented as predecessor values as of December 31, 2020, the impact is only a reclassification from other reserves to issued capital amounting to €29,970 thousand related to the 29,970,000 new shares issued to Codere Newco at €1 nominal value.

iii)	The incorporation of the new parent as of June 4, 2021

As explained in Note 1, the historical financial statements for the years ended December 31, 2019 and 2020 were presented based on the former structure of the Codere Online Business prior to the Business Combination, where SEJO was the holding company. As a result of the Exchange, the Company became the parent of Codere Online, and consequently, the €30 thousand of issued capital paid upon incorporation of the Company would arise as Issued capital in the consolidated carve-out financial statements.

iv)	The impacts of the DD3 contribution

The DD3 contribution as part of the Business Combination made as of November 30, 2021 implied an exchange of additional 15,121,956 shares issued to DD3 shareholders at €1 nominal value in exchange for the same number of shares outstanding from DD3, immediately before the merge with Codere Online U.S. Corp. The total 15,121,956 shares of DD3 included 8,407,025 shares remaining after redemptions, and additional 6,435,000 shares issued just before the business combination to PIPE investors, as part of the commitments included in the Business Combination.

The transaction with DD3 has been, partly, treated as a shared-based payment transaction that falls under IFRS 2, with the difference between the fair value of DD3 shares issued prior to the PIPE additional contribution, (was derived from quoted prices (Level 1)), which amounted to €79,145 thousand, and the fair value of the identifiable net assets of DD3 at that time, amounting to €43,300 thousand, being recorded as an expense of €35,845 thousand in the consolidated carve-out income statement, representing the costs associated with the listing process. See the table with the calculations below:

	Per Share	Per Share	Assuming Real Redemption
(in thousands except for share data)	Value USD	Value EUR (*)	Shares	Fair Value (in USD)	Fair Value (in EUR)
Class A common shares	$9.42	€8.29	8,407,025	$79,194	€69,695
Warrants	$1.66	€1.46	6,435,000	$10,682	€9,450
			14,842,025	$89,876	€79,145
Fair Value					€43,300
Excess of fair value (listing costs)					€35,845

In addition to that, the financial assets and financial liabilities incorporated as part of DD3 contribution, which included cash and warrants respectively, have been accounted under IAS 32. The total equity impact recognized in relation to DD3 contribution, accounted based on both IFRS 2 and IAS 32 standards as previously explained, is summarized as follows, with counterpart being the €35,845 thousand of listing costs and €102,425 thousand assets of cash, net of €9,450 thousand of warrant liabilities:

	Shares	Cash USD	Cash Euro	Issued Capital (EUR)	Share Premium (EUR)	Total Equity (EUR)
Total shares after redemptions	8,407,025	$49,177	€43,300	€8,407	€61,288	€69,695
Additional shares issued to PIPE investors	6,714,931	$67,149	€59,124	€6,715	€52,410	€59,124
Total shares issued to DD3 shareholders	15,121,956	$116,326	€102,424	€15,122	€113,698	€128,819

(*)	Spot rate to convert from USD to EUR as of November 30, 2021 was €0.8805 per US$1.00.

In addition, the share premium incorporated as part of DD3 contribution have been reduced by the transaction costs supporting by CNEW as detailed below:

Thousands of EUR
Transaction costs supported by CNEW	4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	1,557

In addition to the above impacts associated with the capital increase, additional transaction costs attributable to DD3 capital increase amounting to €5,220 thousand, have been deducted from share premium.

Other reserves

The Employee share-based compensation reserve is used to recognise the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. Refer to Note 17 for further details of these plans. During the years ended December 31, 2023 and 2022 the movement of the Employee share-based compensation in Other reserves, amounted to €2,246 thousand and €3,369, respectively.

As of December 31, 2022 the Other movements allocated in Other reserves that amounted to €898 thousand correspond to an adjustment that reflects the forgiveness of the Cost of Doing Business debt from Codere Group to Codere Online in 2022.

In connection with the closing of the Maltese companies, Codere Online transferred its remaining debt with SEJO and the latter entered into a debt cancellation agreement with CNEW on June 30, 2023, whereby CNEW effectively cancelled the amount owed. The debt amount forgiven of €310 thousand was credited to Other reserves as of December 31, 2023.

Equity attributable to non-controlling interest

As of December 31, 2023 and December 31, 2022 equity attributable to non-controlling interest amounted to €147 and €145 thousand, respectively, which represents 25% of minority shareholder’s interest in the historical online business activity Codere Online has carried out through Hipica de Panama S.A. until October 1, 2021. From December 31, 2021, Panama is 100% controlled by the Company. Currently, the only entity that is not 100% controlled by the Company is LIFO AenP (Mexico), in which it has the 99.99% of the ownership.

9.	EQUITY

Before the Business Combination, SEJO was the holding company of Codere Online Business with €60 thousand share capital. On June 4, 2021, the Company was created as described in Note 1 with an initial share capital amounting to €30 thousand divided into 30 thousand ordinary shares with a nominal value of one euro each (€1), all of which are fully paid up. As of December 31, 2021, the share capital of the Group amounted to €45,121,956 divided into 45,121,956 shares as a result of the capital increases in connection with the Business Combination. These 2021 capital increases correspond to the steps mentioned above in Note 1:

●	Exchange: the transfer of SEJO to the Company, in exchange for 29,970,000 of additional newly issued ordinary shares of the Company, which were subscribed for by CNEW.

●	Merger: the contribution of all shares of DD3 Class A Common Stock issued and outstanding immediately prior to the merger to the Company in exchange for 15,121,956 ordinary shares of the Company.

See the table below for a summary of Parent’s ownership:

	Shares	Percentage
Ordinary shares held by public stockholders	3,915,956	8.7%
Ordinary shares issued to the sponsor and its permitted transferees	3,421,000	7.6%
Ordinary shares issued to forward purchasers and permitted transferees	6,074,000	13.5%
Ordinary shares issued to the subscribers and their permitted transferees	1,711,000	3.8%
Ordinary shares held by CNEW	30,000,000	66.5%
Parent ordinary shares outstanding	45,121,956	100%

The 2021 movement in Net Parent Investment represents:

i)	Pursuant to the Business Combination Agreement, prior to the effective time of the Merger, CNEW and SEJO capitalized all outstanding liabilities of SEJO and its subsidiaries due to CNEW or any of its subsidiaries so that at the time of the Merger neither SEJO nor any of its subsidiaries had any liability outstanding. During 2021, the following liability conversion into equity took place amounting to €55.3 million:

●	Codere España S.A. and SEJO for €28.1 million (€27.8 million correspond to the borrowings and €0.3 million correspond to the trade payables).

●	CNEW and SEJO for €13.9 million (€9.3 million correspond to the borrowings and €4.6 million correspond to the trade payables).

●	Codere Scommesse S.R.L. and Codere Italy S.A.U. for €1.0 million correspond to the borrowings.

●	Latam companies for €2.8 million correspond to the trade payables.

●	Codere Online Management Services LTD and related parties of Codere Group for €4.8 million correspond to the trade payables.

The Net Parent Investment also includes the listing costs supported by CNEW as explained in Note 2 as parent contribution for €4.6 million in these consolidated carve-out financial statements.

ii)	The impacts of the SEJO contribution.

The SEJO contribution to Parent made by CNEW as of November 29, 2021 as part of the Business Combination has been registered based on the consolidated accounting balances of SEJO sub-consolidated balance sheet as of the date of the transaction, as it is considered to be a reorganization under common control. For the purposes of the equity movements presented in these consolidated carve-out financial statements, as the historical values of SEJO were already presented as predecessor values as of December 31, 2020, the impact is only a reclassification from other reserves to issued capital amounting to €29,970 thousand related to the 29,970,000 new shares issued to Codere Newco at €1 nominal value.

iii)	The incorporation of the new parent as of June 4, 2021

As explained in Note 1, the historical financial statements for the years ended December 31, 2019 and 2020 were presented based on the former structure of the Codere Online Business prior to the Business Combination, where SEJO was the holding company. As a result of the Exchange, the Company became the parent of the Group, and consequently, the €30 thousand of issued capital paid upon incorporation of the Company would arise as Issued capital in the consolidated carve-out financial statements.

iv)	The impacts of the DD3 contribution

The DD3 contribution as part of the Business Combination made as of November 30, 2021 implied an exchange of additional 15,121,956 shares issued to DD3 shareholders at €1 nominal value in exchange for the same number of shares outstanding from DD3, immediately before the merge with Codere Online U.S. Corp. The total 15,121,956 shares of DD3 included 8,407,025 shares remaining after redemptions, and additional 6,435,000 shares issued just before the business combination to PIPE investors, as part of the commitments included in the Business Combination.

The transaction with DD3 has been, partly, treated as a shared-based payment transaction that falls under IFRS 2, with the difference between the fair value of DD3 shares issued prior to the PIPE additional contribution, (was derived from quoted prices (Level 1)), which amounted to €79,145 thousand, and the fair value of the identifiable net assets of DD3 at that time, amounting to €43,300 thousand, being recorded as an expense of €35,845 thousand in the consolidated carve-out income statement, representing the costs associated with the listing process. See the table with the calculations below:

	Per Share	Per Share	Assuming Real Redemption
(in thousands except for share data)	Value USD	Value EUR (*)	Shares	Fair Value (in USD)	Fair Value (in EUR)
Class A common shares	$9.42	€8.29	8,407,025	$79,194	€69,695
Warrants	$1.66	€1.46	6,435,000	$10,682	€9,450
			14,842,025	$89,876	€79,145
Fair Value					€43,300
Excess of fair value (listing costs)					€35,845

In addition to that, the financial assets and financial liabilities incorporated as part of DD3 contribution, which included cash and warrants respectively, have been accounted under IAS 32. The total equity impact recognized in relation to DD3 contribution, accounted based on both IFRS 2 and IAS 32 standards as previously explained, is summarized as follows, with counterpart being the €35,845 thousand of service costs and €102,425 thousand assets of cash, net of €9,450 thousand of warrant liabilities:

	Shares	Cash USD	Cash Euro	Issued Capital (EUR)	Share Premium (EUR)	Total Equity (EUR)
Total shares after redemptions	8,407,025	$49,177	€43,300	€8,407	€61,288	€69,695
Additional shares issued to PIPE investors	6,714,931	$67,149	€59,124	€6,715	€52,410	€59,124
Total shares issued to DD3 shareholders	15,121,956	$116,327	€102,425	€15,122	€113,697	€128,819

(*)	Spot rate to convert from USD to EUR as of November 30, 2021 was €0.8805 per US$1.00.

In addition, the share premium incorporated as part of DD3 contribution have been reduced by the transaction costs supporting by CNEW as detailed below:

Thousands of EUR
Transaction costs supported by CNEW	4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	1,557

In addition to the above impacts associated with the capital increase, additional transaction costs attributable to DD3 capital increase amounting to €5,220 thousand, have been deducted from share premium.

As of December 31, 2022 the Employee share-based compensation in Other reserves, amounted to €3,369 thousand, mainly related to the management incentive plan described in Note 17.

As of December 31, 2022 the Other movements allocated in Other reserves that amounted to €898 thousand correspond to an adjustment that reflects the forgiveness of the Cost of Doing Business debt from Codere Group to Codere in 2022.

Equity attributable to non-controlling interest as of December 31, 2022 and December 31, 2021 amounted to €145 and €146 thousand, respectively, which represents 25% of minority shareholder’s interest in the historical online business activity the Group has carried out through Hipica de Panama S.A. until October 1, 2021. From December 31, 2021, Panama is 100% controlled by the Company. Currently, the only entity that is not 100% controlled by the Company is LIFO AenP (Mexico), in which it has the 99.99% of the ownership.